Equity - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Jan. 24, 2020	May 10, 2019	Jan. 25, 2019	May 25, 2018	Jan. 26, 2018	May 26, 2017	Jan. 27, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Dividends [Line Items]
Dividends Paid								$ 893,416	$ 757,465	$ 555,802
2016 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid							$ 81,873
Dollar per Share							$ 0.00142
2016 | Final Dividends
Disclosure Of Dividends [Line Items]
Dividends Paid						$ 206,452
Dollar per Share						$ 0.00359
2017 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid					$ 57,583
Dollar per Share					$ 0.00100
2017 | Final Dividends
Disclosure Of Dividends [Line Items]
Dividends Paid				$ 296,939
Dollar per Share				$ 0.00517
2018 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid			$ 76,900
Dollar per Share			$ 0.00134
2018 | Final Dividends
Disclosure Of Dividends [Line Items]
Dividends Paid		$ 403,652
Dollar per Share		$ 0.00703
2019 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid	$ 123,254
Dollar per Share	$ 0.00162